Shareholder Report, Line Graph (Details) - USD ($)					1 Months Ended		2 Months Ended		3 Months Ended		4 Months Ended	5 Months Ended	6 Months Ended	7 Months Ended	8 Months Ended	9 Months Ended	10 Months Ended	12 Months Ended
	Jul. 31, 2025	Jul. 23, 2025	Dec. 31, 2024	Dec. 17, 2024	Aug. 31, 2025	Jan. 31, 2025	Sep. 30, 2025	Feb. 28, 2025	Oct. 31, 2025	Mar. 31, 2025	Apr. 30, 2025	May 31, 2025	Jun. 30, 2025	Jul. 31, 2025	Aug. 31, 2025	Sep. 30, 2025	Oct. 31, 2025	Oct. 31, 2025
C000255373
Account Value [Line Items]
Line Graph and Table Measure Name																		WEBs SPY Defined Volatility ETF
Accumulated Value			$ 9,378	$ 10,000		$ 9,624		$ 9,300		$ 8,566	$ 8,304	$ 8,659	$ 9,325	$ 9,696	$ 10,026	$ 10,701	$ 10,985
C000255375
Account Value [Line Items]
Line Graph and Table Measure Name																		WEBs QQQ Defined Volatility ETF
Accumulated Value			9,185	10,000		9,322		8,888		8,168	8,101	8,618	9,385	9,764	9,906	10,892	11,388
C000259001
Account Value [Line Items]
Line Graph and Table Measure Name																		WEBs Energy XLE Defined Volatility ETF
Accumulated Value	$ 10,308	$ 10,000			$ 11,094		$ 10,898		$ 10,460
C000258997
Account Value [Line Items]
Line Graph and Table Measure Name																		WEBs Materials XLB Defined Volatility ETF
Accumulated Value	9,205	10,000			10,006		9,461		8,594
C000259003
Account Value [Line Items]
Line Graph and Table Measure Name																		WEBs Industrials XLI Defined Volatility ETF
Accumulated Value	10,116	10,000			10,056		10,361		10,363
C000258999
Account Value [Line Items]
Line Graph and Table Measure Name																		WEBs Consumer Discretionary XLY Defined Volatility ETF
Accumulated Value	9,621	10,000			10,196		10,727		10,547
C000259005
Account Value [Line Items]
Line Graph and Table Measure Name																		WEBs Consumer Staples XLP Defined Volatility ETF
Accumulated Value	9,547	10,000			9,744		9,262		8,747
C000258998
Account Value [Line Items]
Line Graph and Table Measure Name																		WEBs Health Care XLV Defined Volatility ETF
Accumulated Value	9,727	10,000			10,249		10,443		10,902
C000259002
Account Value [Line Items]
Line Graph and Table Measure Name																		WEBs Financial XLF Defined Volatility ETF
Accumulated Value	9,867	10,000			10,400		10,356		9,717
C000259004
Account Value [Line Items]
Line Graph and Table Measure Name																		WEBs Technology XLK Defined Volatility ETF
Accumulated Value	10,289	10,000			10,197		11,714		12,690
C000259000
Account Value [Line Items]
Line Graph and Table Measure Name																		WEBs Communication Services XLC Defined Volatility ETF
Accumulated Value	9,901	10,000			10,555		11,894		11,107
C000259007
Account Value [Line Items]
Line Graph and Table Measure Name																		WEBs Utilities XLU Defined Volatility ETF
Accumulated Value	10,129	10,000			9,772		10,498		10,838
C000259006
Account Value [Line Items]
Line Graph and Table Measure Name																		WEBs Real Estate XLRE Defined Volatility ETF
Accumulated Value	9,432	10,000			9,731		9,735		9,107
S&P 500 Index
Account Value [Line Items]
Accumulated Value			9,687	10,000		9,957		9,827		9,273	9,210	9,790	10,288	10,519	10,732	11,124	11,384
Syntax Defined Volatility US Large Cap 500 Index
Account Value [Line Items]
Accumulated Value			9,375	10,000		9,636		9,330		8,620	8,382	8,739	9,421	9,808	10,168	10,870	11,159
NASDAQ 100 TR Index
Account Value [Line Items]
Accumulated Value			9,511	10,000		9,725		9,463		8,743	8,879	9,690	10,305	10,553	10,650	11,233	11,772
Syntax Defined Volatility Triple Q's Index
Account Value [Line Items]
Accumulated Value			$ 9,177	$ 10,000		$ 9,340		$ 8,910		$ 8,185	$ 8,125	$ 8,640	$ 9,414	$ 9,804	$ 9,953	$ 10,962	$ 11,462
S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,049	10,000			10,253		10,627		10,876
Syntax Defined Volatility XLE Index
Account Value [Line Items]
Accumulated Value	10,309	10,000			11,107		10,960		10,543
Energy Select Sector Index TR
Account Value [Line Items]
Accumulated Value	10,197	10,000			10,567		10,541		10,395
S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,049	10,000			10,253		10,627		10,876
Syntax Defined Volatility XLB Index
Account Value [Line Items]
Accumulated Value	9,202	10,000			10,030		9,493		8,642
Materials Select Sector Index TR
Account Value [Line Items]
Accumulated Value	9,544	10,000			10,037		9,800		9,361
S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,049	10,000			10,253		10,627		10,876
Syntax Defined Volatility XLI Index
Account Value [Line Items]
Accumulated Value	10,105	10,000			10,049		10,374		10,374
Industrial Select Sector Index TR
Account Value [Line Items]
Accumulated Value	10,063	10,000			10,063		10,259		10,308
S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,049	10,000			10,253		10,627		10,876
Syntax Defined Volatility XLY Index
Account Value [Line Items]
Accumulated Value	9,614	10,000			10,192		10,737		10,547
Consumer Discretionary Select Sector Index TR
Account Value [Line Items]
Accumulated Value	9,818	10,000			10,276		10,648		10,657
S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,049	10,000			10,253		10,627		10,876
Syntax Defined Volatility XLP Index
Account Value [Line Items]
Accumulated Value	9,544	10,000			9,751		9,284		8,791
Consumer Staples Select Sector Index TR
Account Value [Line Items]
Accumulated Value	9,779	10,000			9,900		9,675		9,416
S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,049	10,000			10,253		10,627		10,876
Syntax Defined Volatility XLV Index
Account Value [Line Items]
Accumulated Value	9,732	10,000			10,265		10,482		10,975
Health Care Select Sector Index TR
Account Value [Line Items]
Accumulated Value	9,764	10,000			10,290		10,473		10,848
S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,049	10,000			10,253		10,627		10,876
Syntax Defined Volatility XLF Index
Account Value [Line Items]
Accumulated Value	9,857	10,000			10,403		10,376		9,760
Financial Select Sector Index TR
Account Value [Line Items]
Accumulated Value	9,938	10,000			10,248		10,263		9,971
S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,049	10,000			10,253		10,627		10,876
Syntax Defined Volatility XLK Index
Account Value [Line Items]
Accumulated Value	10,282	10,000			10,186		11,722		12,686
Technology Select Sector Index TR
Account Value [Line Items]
Accumulated Value	10,144	10,000			10,142		10,916		11,635
S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,049	10,000			10,253		10,627		10,876
Syntax Defined Volatility XLC Index
Account Value [Line Items]
Accumulated Value	9,901	10,000			10,589		11,959		11,166
Communication Services Select Sector Index TR
Account Value [Line Items]
Accumulated Value	9,960	10,000			10,311		11,002		10,670
S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,049	10,000			10,253		10,627		10,876
Syntax Defined Volatility XLU Index
Account Value [Line Items]
Accumulated Value	10,128	10,000			9,771		10,512		10,855
Utilities Select Sector Index TR
Account Value [Line Items]
Accumulated Value	10,073	10,000			9,914		10,326		10,543
S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,049	10,000			10,253		10,627		10,876
Syntax Defined Volatility XLRE Index
Account Value [Line Items]
Accumulated Value	9,418	10,000			9,729		9,746		9,121
Real Estate Select Sector Index TR
Account Value [Line Items]
Accumulated Value	$ 9,687	$ 10,000			$ 9,897		$ 9,939		$ 9,640